Note 25 (Tables)	12 Months Ended
Dec. 31, 2022
Post Employment And Other Employee Benefit Commitments [Abstract]
Net defined benefit liability asset on the consolidated balance sheet [Table Text Block]
The breakdown of the net defined benefit liability recorded on the balance sheet as of December 31, 2022, 2021 and 2020 is provided below:

Net defined benefit liability (asset) on the consolidated balance sheet (Millions of Euros)
	Notes	2022	2021	2020
Pension commitments		3,661	4,218	4,539
Early retirement commitments		606	952	1,247
Medical benefits commitments		1,448	1,377	1,562
Other long term employee benefits		466	632	49
Total commitments		6,181	7,180	7,398
Pension plan assets		1,608	1,494	1,608
Medical benefit plan assets		1,476	1,494	1,484
Total plan assets (1)		3,084	2,988	3,092

Total net liability / asset		3,097	4,193	4,305
Of which: Net asset on the consolidated balance sheet (2)		(1)	(15)	(16)
Of which: Net liability on the consolidated balance sheet for provisions for pensions and similar obligations (3)	24	2,632	3,576	4,272
Of which: Net liability on the consolidated balance sheet for other long term employee benefits (4)	24	466	632	49
(1) In Turkey, the foundation responsible for managing the benefit commitments holds an additional asset of €188 million as of December 31, 2022 which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to reduce future pension contributions it could not be immediately refunded to the employer.
(2) Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).
(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet.
(4) Recorded under the heading “Provisions – Other long-term employee benefits” of the consolidated balance sheet. The variation is mainly explained by the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A.

Consolidated Income Statement Impact [Table Text Block]
The impact relating to benefit commitments charged to consolidated income statement for the years 2022, 2021 and 2020 is as follows:

Consolidated income statement impact (Millions of Euros)
	Notes	2022	2021	2020
Interest and other expense		75	37	44
Interest expense		342	257	265
Interest income		(267)	(220)	(220)
Personnel expense		130	120	121
Defined contribution plan expense	44.1	87	71	72
Defined benefit plan expense	44.1	43	49	49
Provisions or (reversal) of provisions	46	(89)	61	210
Early retirement expense		—	100	224
Past service cost expense		34	(28)	(8)
Remeasurements (1)		(126)	(16)	(11)
Other provision expense		3	6	4
Total impact on consolidated income statement: expense (income)		116	218	375
(1) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.12).

Equity impact [Table Text Block]
The amounts relating to post-employment benefits charged to the consolidated balance sheet correspond to the actuarial gains (losses) on remeasurement of the net defined benefit liability relating to pension and medical commitments before income taxes as of December 31, 2022, 2021 and 2020 are as follows:

Equity impact (Millions of Euros)
	2022	2021	2020
Defined benefit plans	(363)	52	161
Post-employment medical benefits	(71)	(257)	30
Total impact on equity: debit (credit)	(433)	(206)	191

Defined benefits [Table Text Block]
Defined benefit commitments relate mainly to employees who have already retired or taken early retirement, certain closed groups of active employees still accruing defined benefit pensions, and in-service death and disability benefits provided to most active employees. For the latter, the Group pays the required premiums to fully insure the related liability. The change in these pension commitments during the years ended December 31, 2022, 2021 and 2020 is presented below:

Defined benefits (Millions of Euros)
	2022			2021			2020
	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)
Balance at the beginning	6,547	2,988	3,560	7,348	3,092	4,256	8,116	3,493	4,622
Current service cost	45	—	45	53	—	53	53	—	53
Interest income/expense	333	267	65	253	220	33	261	219	42
Contributions by plan participants	10	10	—	5	5	—	4	4	—
Employer contributions	—	67	(67)	—	4	(4)	—	124	(124)
Past service costs (1)	34	—	34	75	—	75	219	—	219
Remeasurements:	(741)	(240)	(501)	(406)	(184)	(223)	364	176	187
Return on plan assets (2)	—	(240)	240	—	(184)	184	—	176	(176)
From changes in demographic assumptions	(29)	—	(29)	(121)	—	(121)	57	—	57
From changes in financial assumptions	(812)	—	(812)	(259)	—	(259)	276	—	276
Other actuarial gains and losses	100	—	100	(27)	—	(27)	30	—	30
Benefit payments	(676)	(184)	(492)	(765)	(158)	(608)	(839)	(185)	(654)
Settlement payments	(4)	(4)	—	(1)	(1)	—	—	—	—
Business combinations and disposals (3)	—	—	—	(2)	1	(3)	(371)	(327)	(44)
Effect on changes in foreign exchange rates	161	180	(20)	(24)	8	(32)	(459)	(409)	(50)
Conversions to defined contributions	—	—	—	—	—	—	—	—	—
Other effects	7	—	7	13	—	13	1	(3)	4
Balance at the end	5,715	3,084	2,631	6,547	2,988	3,560	7,348	3,092	4,256
Of which: Spain	2,546	147	2,399	3,670	206	3,464	4,288	249	4,039
Of which: Mexico	2,426	2,329	97	2,150	2,149	1	2,219	2,122	97
Of which: The United States	—	—	—	—	—	—	—	—	—
Of which: Turkey	418	315	103	272	209	63	367	282	85
(1) Including gains and losses arising from settlements.
(2) Excluding interest, which is recorded under "Interest income or expense".
(3) The amount in 2020 in mainly due to the companies in the United States included in the USA Sale (see Notes 3 and 21).

Actuarial assumptions percentage [Table Text Block]
The following table sets out the key actuarial assumptions used in the valuation of these commitments as of December 31, 2022, 2021 and 2020:

Actuarial assumptions (%)
	2022			2021			2020
	Spain	Mexico	Turkey	Spain	Mexico	Turkey	Spain	Mexico	Turkey
Discount rate	3.91%	10.68%	17.79%	0.74%	9.68%	19.10%	0.53%	8.37%	13.00%
Rate of salary increase	—	4.50%	15.86%	—	4.00%	16.60%	—	4.00%	11.20%
Rate of pension increase	—	4.41%	14.36%	—	2.95%	15.10%	—	1.94%	9.70%
Medical cost trend rate	—	8.04%	18.56%	—	7.00%	19.30%	—	7.00%	13.90%
Mortality tables	PER 2020	EMSSA09	TUIK 2019	PER 2020	EMSSA09	CSO2001	PER 2020	EMSSA09	CSO2001

Sensitivity analysis [Table Text Block]
Changes in the main actuarial assumptions may affect the valuation of the commitments. The table below shows the sensitivity of the benefit obligations to changes in the key assumptions:

Sensitivity analysis (Millions of Euros)
	Basis points change	2022		2021		2020
		Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate	50	(321)	350	(282)	307	(354)	390
Rate of salary increase	50	1	(1)	2	(2)	4	(4)
Rate of pension increase	50	32	(39)	28	(26)	29	(27)
Medical cost trend rate	50	119	(106)	109	(98)	145	(129)
Change in obligation from each additional year of longevity		113	—	170	—	211	—

Post employment commitments [Table Text Block]
The change in the benefit plan obligations and plan assets during the year ended December 31, 2022 was as follows:

Post-employment commitments 2022 (Millions of Euros)
	Spain	Mexico	Turkey	Rest of the world
Defined benefit obligation
Balance at the beginning	3,670	779	272	449
Current service cost	4	7	13	3
Interest income or expense	53	84	42	10
Contributions by plan participants	—	—	8	1
Employer contributions	—	—	—	—
Past service costs (1)	—	1	2	3
Remeasurements:	(677)	107	166	(122)
Return on plan assets (2)	—	—	—	—
From changes in demographic assumptions	—	—	(37)	8
From changes in financial assumptions	(643)	73	82	(132)
Other actuarial gains and losses	(34)	34	122	2
Benefit payments	(511)	(77)	(15)	(13)
Settlement payments	—	(1)	—	(3)
Business combinations and disposals	—	—	—	—
Effect on changes in foreign exchange rates	—	85	(70)	(9)
Conversions to defined contributions	—	—	—	—
Other effects	7	—	—	—
Balance at the end	2,546	985	418	318
Of which: Vested benefit obligation relating to current employees	2,491
Of which: Vested benefit obligation relating to retired employees	55

Plan Assets
Balance at the beginning	206	655	209	424
Current service cost	—	—	—	—
Interest income or expense	2	69	33	6
Contributions by plan participants	—	—	8	1
Employer contributions	—	41	22	3
Past service costs (1)	—	—	—	—
Remeasurements:	(34)	(45)	104	(121)
Return on plan assets (2)	(34)	(45)	104	(121)
From changes in demographic assumptions	—	—	—	—
From changes in financial assumptions	—	—	—	—
Other actuarial gains and losses	—	—	—	—
Benefit payments	(27)	(77)	(9)	(12)
Settlement payments	—	(1)	—	(3)
Business combinations and disposals	—	139	—	—
Effect on changes in foreign exchange rates	—	72	(52)	(6)
Conversions to defined contributions	—	—	—	—
Other effects	—	—	—	—
Balance at the end	147	853	315	293

Net liability (asset)
Balance at the beginning	3,464	124	63	24
Current service cost	4	7	13	3
Interest income or expense	51	14	10	4
Contributions by plan participants	—	—	—	—
Employer contributions	—	(41)	(22)	(3)
Past service costs (1)	—	1	2	3
Remeasurements:	(643)	152	62	(1)
Return on plan assets (2)	34	45	(104)	121
From changes in demographic assumptions	—	—	(37)	8
From changes in financial assumptions	(643)	73	82	(132)
Other actuarial gains and losses	(34)	34	122	2
Benefit payments	(484)	—	(6)	(1)
Settlement payments	—	—	—	—
Business combinations and disposals	—	(139)	—	—
Effect on changes in foreign exchange rates	—	13	(18)	(3)
Conversions to defined contributions	—	—	—	—
Other effects	7	—	—	—
Balance at the end	2,399	132	103	25
(1) Including gains and losses arising from settlements.
(2) Excluding interest, which is recorded under "Interest income or expense".
The change in net liabilities (assets) during the years ended December 31, 2021 and 2020 was as follows:

Post-employment commitments (Millions of Euros)
	2021: Net liability (assets)				2020: Net liability (assets)
	Spain	Mexico	Turkey	Rest of the world	Spain	Mexico	The United States	Turkey	Rest of the world
Balance at the beginning	4,039	28	85	27	4,326	72	52	86	38
Current service cost	5	5	16	3	5	5	1	18	3
Interest income or expense	20	1	9	1	28	6	2	8	1
Contributions by plan participants	—	—	—	—	—	—	—	—	—
Employer contributions	11	(2)	(11)	(1)	—	(86)	—	(14)	(1)
Past service costs (1)	75	—	2	2	224	(1)	—	2	3
Remeasurements:	(98)	128	10	(5)	95	62	(4)	18	(14)
Return on plan assets (2)	8	49	(11)	19	(41)	(31)	(35)	23	(26)
From changes in demographic assumptions	—	(4)	—	(2)	60	—	(3)	—	—
From changes in financial assumptions	(61)	84	(18)	(7)	79	(19)	34	54	17
Other actuarial gains and losses	(45)	(2)	39	(15)	(3)	112	—	(59)	(5)
Benefit payments	(599)	(1)	(6)	(1)	(643)	(1)	(2)	(6)	(1)
Settlement payments	—	—	—	—	—	—	—	—	—
Business combinations and disposals	—	(40)	—	(2)	—	(19)	(44)	—	—
Effect on changes in foreign exchange rates	—	5	(43)	1	—	(10)	(5)	(26)	(4)
Conversions to defined contributions	—	—	—	—	—	—	—	—	—
Other effects	12	—	—	—	3	—	—	—	—
Balance at the end	3,464	124	63	24	4,039	28	—	85	27
(1) Includes gains and losses from settlements.
(2) Excludes interest which is reflected in the line item “Interest income and expense”.

Medical benefits commitments [Table Text Block]
The change in defined benefit obligations and plan assets during the years 2022, 2021 and 2020 was as follows:

Medical benefits commitments (Millions of Euros)
	2022			2021			2020
	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)
Balance at the beginning	1,377	1,494	(116)	1,562	1,484	77	1,580	1,532	48
Current service cost	19	—	19	24	—	24	21	—	21
Interest income or expense	144	157	(14)	131	129	2	117	120	(3)
Contributions by plan participants	—	—	—	—	—	—	—	—	—
Employer contributions	—	—	—	—	1	(1)	—	22	(22)
Past service costs (1)	28	—	28	(5)	—	(5)	(8)	—	(8)
Remeasurements:	(215)	(144)	(71)	(377)	(119)	(257)	95	66	30
Return on plan assets (2)	—	(144)	144	—	(119)	119	—	66	(66)
From changes in demographic assumptions	—	—	—	(115)	—	(115)	—	—	—
From changes in financial assumptions	(191)	—	(191)	(257)	—	(257)	110	—	110
Other actuarial gain and losses	(23)	—	(23)	(4)	—	(4)	(15)	—	(15)
Benefit payments	(60)	(60)	—	(49)	(48)	—	(37)	(37)	—
Settlement payments	—	—	—	—	—	—	—	—	—
Business combinations and disposals	—	(139)	139	—	(39)	39	—	(19)	19
Effect on changes in foreign exchange rates	155	167	(11)	90	86	4	(207)	(201)	(6)
Other effects	—	—	—	—	—	—	—	—	—
Balance at the end	1,448	1,476	(28)	1,377	1,494	(116)	1,562	1,484	77
(1) Including gains and losses arising from settlements.
(2) Excluding interest, which is recorded under "Interest income or expense".

Estimated benefit payments [Table Text Block]
As of December 31, 2022, the estimated benefit payments over the next ten years for all the entities in Spain, Mexico and Turkey are as follows:

Estimated benefit payments (Millions of Euros)
	2023	2024	2025	2026	2027	2028 - 2032
Commitments in Spain	522	384	326	279	242	794
Commitments in Mexico	159	171	180	189	198	1,148
Commitments in Turkey	19	16	20	24	31	265
Total	700	571	526	493	471	2,208

Plan assets breakdown [Table Text Block]
The table below shows the allocation of plan assets of the main companies of the BBVA Group as of December 31, 2022, 2021 and 2020:

Plan assets breakdown (Millions of Euros)
	2022	2021	2020
Cash or cash equivalents	169	24	38
Debt securities (government bonds)	2,270	2,394	2,707
Mutual funds	—	1	1
Asset-backed securities	—	—	—
Structured debt	—	—	—
Insurance contracts	183	148	140
Total	2,622	2,566	2,887
Of which: Bank account in BBVA	7	3	4
Of which: Debt securities issued by BBVA	—	—	—
Of which: Property occupied by BBVA	—	—	—

Investments in listed markets [Table Text Block]
The following table provides details of investments in listed securities (Level 1) as of December 31, 2022, 2021 and 2020:

Investments in listed markets (Millions of Euros)
	2022	2021	2020
Cash or cash equivalents	169	24	38
Debt securities (Government bonds)	2,270	2,394	2,707
Mutual funds	—	1	1
Total	2,439	2,418	2,747
Of which: Bank account in BBVA	7	3	4
Of which: Debt securities issued by BBVA	—	—	—
Of which: Property occupied by BBVA	—	—	—